INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense benefit
Years Ended
July 31,
	2018	2017

US Federal	$-	$-
State	-	-
Foreign taxes	-	-
Total	$-	$-

Schedule of provision for income taxes
	Years Ended
	July 31,
	2018	2017
Federal income tax benefit attributable to:
Net loss (benefit) at Federal Statutory rate (35% for 2017)	$3,677,000	$35,000
Non-deductible expenses, including losses on debt settlement	(3,586,000)	(900)
Foreign taxes	-	-
State taxes	-	-
Effect of change in statutory rate	(98,200)	-
Change in valuation allowance	7,200	34,100
Total tax provision	$-	$-

Schedule of components of net deferred tax assets
	July 31,	July 31,
	2018	2017

Net operating loss carryforwards at tax rates in effect at period end	$226,600	$233,800
Less: valuation allowance	(226,600)	(233,800)
Total deferred tax asset	$-	$-